Financial liabilities - Kreos / Claret Financing (Details) € in Thousands									3 Months Ended		6 Months Ended
	Dec. 23, 2025 EUR (€)	Nov. 28, 2025 EUR (€)	Nov. 25, 2025 EUR (€) shares	Aug. 28, 2025 EUR (€) shares	Aug. 08, 2025 EUR (€) shares	Jul. 30, 2025 EUR (€) shares	Nov. 02, 2023 shares	Aug. 20, 2023 EUR (€) tranche shares	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€) shares	Jun. 30, 2025 EUR (€)	Aug. 31, 2025 EUR (€)
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares											18,940
Increase (decrease) through exercise of warrants, equity											€ 155
Interest expense on borrowings									€ 0	€ 22	€ 0	€ 44
Kreos & Claret Financing, Tranche A,B and C | Kreos/Claret Minimal Return Indemnifications
Disclosure of detailed information about borrowings [line items]
Fair value of other equity instruments													€ 3,620
Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Borrowings, number of tranches | tranche								3
Borrowings, maximum borrowing capacity per tranche								€ 25,000
Kreos & Claret financing | Kreos A & B BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares								214,198
Kreos & Claret financing | Kreos C BSA
Disclosure of detailed information about borrowings [line items]
Number of warrants granted (in shares) | shares							405,832
Kreos & Claret convertible notes (OCABSA) | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Conversion of convertible instruments (in shares) | shares			392,695		785,389
Conversion of Kreos OCABSA and heights notes			€ 8,296		€ 16,058
Kreos A & B & C BSA | Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Number of warrants repurchased (in shares) | shares						94,117
Kreos A & B & C BSA | Ordinary shares | Kreos & Claret financing
Disclosure of detailed information about borrowings [line items]
Exercises of share warrants (in shares) | shares				206,662		319,251
Increase (decrease) through exercise of warrants, equity				€ 14,198		€ 19,570
Kreos/Claret Financing B And C
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	€ 33,823	€ 33,823
Borrowings		29,903
Borrowings, Deposit		€ 1,081
Borrowings, Discount Rate		4.00%
Interest expense on borrowings		€ 2,001
Borrowings, Exit Fee Amount		€ 3,000